Cover	12 Months Ended
Mar. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--03-31
Entity File Number	001-39600
Entity Registrant Name	EQONEX LIMITED
Entity Central Index Key	0001790515
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	118 Piccadilly
Entity Address, City or Town	Mayfair
Entity Address, Country	GB
Entity Address, Postal Zip Code	7NW
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EQOS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	46,442,058
ICFR Auditor Attestation Flag	false
Auditor Firm ID	339
Auditor Name	Mazars USA LLP
Auditor Location	New York, New York
UHY LLP Member [Member]
Entity Addresses [Line Items]
Auditor Firm ID	1195
Auditor Name	UHY LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	118 Piccadilly
Entity Address, City or Town	Mayfair
Entity Address, Country	GB
Entity Address, Postal Zip Code	7NW
City Area Code	+44 (0)
Local Phone Number	2034 050440
Contact Personnel Name	Chief Executive Officer
Contact Personnel Email Address	ir@eqonex.com